Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021
Class A
Numerator:
Allocation of net loss, as adjusted		$ (3,910,762)	$ (1,090,159)
Denominator:
Basic and diluted weighted average common shares outstanding		23,000,000	22,073,260
Basic and diluted net loss per common share		$ (0.17)	$ (0.05)
Class B
Numerator:
Allocation of net loss, as adjusted	$ (1,000)	$ (977,682)	$ (282,490)
Denominator:
Basic and diluted weighted average common shares outstanding	5,000,000	5,750,000	5,719,780
Basic and diluted net loss per common share	$ 0	$ (0.17)	$ (0.05)